10-K Leases - Summary of operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease costs:
Operating lease cost	$ 17,941	$ 21,914	$ 25,303
Variable lease cost	98	84	150
Short-term lease cost	55,871	53,016	59,233
Total lease costs	$ 73,910	$ 75,014	$ 84,686
Weighted average remaining lease term	2 years 10 days	1 year 7 months 17 days
Weighted average discount rate	4.05%	3.63%
Cash paid for amounts included in the measurement of lease liabilities	$ 17,941	$ 21,914